Organization, Nature of Business and Basis of Presentation (Details Narrative) (FaceBank Group, Inc. Pre-Merger) (10-K) - $ / shares	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jan. 09, 2019	Dec. 31, 2018
Common stock, par value		$ 0.0001		$ 0.0001
Common stock, shares authorized		400,000,000		400,000,000
FaceBank Group, Inc Pre-Merger [Member]
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized			400,000,000	400,000,000	400,000,000	400,000,000
Reverse stock split	1-for-30 reverse stock split
Conversion of stock	15,000,000